Equity settled share-based payments - Number of restricted shares and the respective weighted-average grant date fair value (Details) shares in Thousands, $ in Thousands		12 Months Ended
	Aug. 27, 2018 CNY (¥) USD ($) ¥ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at the beginning | ¥		79,224,019,000	12,130,664,000	0
Number of shares, granted during the year	12,130,664			12,130,664,000
Number of shares, vested during the year | shares		(71,132,744)
Number of shares, forfeited during the year | ¥		(2,335,487,000)
Number of shares, effect of restricted share split | shares			68,078,784
Number of shares, outstanding at the end | ¥		5,755,788,000	79,224,019,000	12,130,664,000
Weighted-average exercise price, outstanding at the beginning (in dollars per share)		¥ 0.036	¥ 1.79	¥ 0
Weighted-average exercise price, granted during the year (in dollars per share)	¥ 1.79			1.79
Weighted-average exercise price, vested during the year (in dollars per share)		0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)		0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)		0.036	0.036	1.79
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)		7.67	53.67	0
Weighted-average grant date fair value, granted during the year (in dollars per share)				53.67
Weighted-average grant date fair value, vested during the year (in dollars per share)		7.67
Weighted-average grant date fair value, forfeited during the year (in dollars per share)		7.67
Weighted-average grant date fair value, outstanding at the end (in dollars per share)		¥ 7.67	¥ 7.67	¥ 53.67
Weighted-average remaining contract life of restricted shares		85 months	97 months
Aggregate fair value of restricted shares | ¥	¥ 53.67	¥ 651,053,000
2018 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, forfeited during the year | ¥			(784,200,000)
Weighted-average exercise price, forfeited during the year (in dollars per share)			¥ 1.79
Weighted-average grant date fair value, forfeited during the year (in dollars per share)			¥ 53.67
2020 Share Award Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, forfeited during the year | ¥			(201,229,000)
Weighted-average exercise price, forfeited during the year (in dollars per share)			¥ 0.036
Weighted-average grant date fair value, forfeited during the year (in dollars per share)			¥ 7.67